Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value

Primary Investments - 2.5% (1)(18)

AEA Investors Fund VIII LP *		Buyouts	United States					9/30/2023	$1,926,591	$1,665,596

Astorg VIII *	(2)	Buyouts	Western Europe					6/30/2023	3,812,272	4,437,623

Madison Dearborn Capital Partners VIII-C, L.P.		Buyouts	United States					6/21/2021	2,840,208	2,864,749

NewView Capital Fund II, L.P. *		Venture Capital	United States					10/18/2021	1,835,646	2,887,866

TA XIV-B L.P.		Buyouts	United States					9/30/2021	836,722	993,859

Total Primary Investments									11,251,439	12,849,693

Secondary Investments - 50.2% (1)(18)

ABRY Advanced Securities Fund II, L.P. *	(14)	Debt/Credit	United States					7/8/2021	440	2,714

ABRY Advanced Securities Fund III, L.P. *	(14)	Other	United States					7/8/2021	-	563

ABRY Advanced Securities Fund IV, L.P.	(14)	Debt/Credit	United States					7/8/2021	204,544	217,176

ABRY Heritage Partners, L.P. *	(3)(14)	Buyouts	United States					7/8/2021	58,799	92,558

ABRY Partners IX, L.P. *	(14)	Buyouts	United States					7/8/2021	574,622	716,153

ABRY Partners VII, L.P. *	(14)	Buyouts	United States					1/3/2022	74,710	50,903

ABRY Partners VIII, L.P.	(14)	Buyouts	United States					7/8/2021	137,214	81,457

ABRY Senior Equity IV, L.P. *	(14)	Debt/Credit	United States					7/8/2021	29,368	21,113

ABRY Senior Equity V, L.P.	(14)	Debt/Credit	United States					7/8/2021	181,018	262,261

Accel Europe L.P. *	(7)	Venture Capital	Western Europe					12/31/2024	28,425	42,248

Accel IX L.P. *	(7)	Venture Capital	United States					12/31/2024	56,154	144,002

Accel London II L.P. *	(7)	Venture Capital	Western Europe					12/31/2024	4,427,396	7,521,054

Accel VI-S L.P. *	(7)	Venture Capital	United States					12/31/2024	22,052	34,133

Advent International GPE VIII-E Limited Partnership		Buyouts	Western Europe					12/29/2025	1,346,682	1,593,170

AEA Investors Fund VII LP		Buyouts	United States					6/30/2025	518,568	554,924

AEA Investors Fund VI LP		Buyouts	United States					6/30/2025	293,304	340,620

AKKR Isosceles CV LP		Buyouts	United States					6/26/2025	6,496,673	6,610,120

Alma Opportunities I	(2)	Buyouts	Western Europe					9/13/2021	1,396,148	1,777,236

American Industrial Partners Capital Fund IV, L.P. *	(7)	Buyouts	United States					12/31/2024	-	11,036

American Industrial Partners Capital Fund VI, L.P.		Buyouts	United States					12/29/2025	1,538,983	1,717,825

American Securities Partners VII		Buyouts	United States					12/29/2025	1,630,440	1,675,155

Apollo Overseas Partners IX, L.P.	(14)	Buyouts	United States					10/12/2021	364,455	452,154

Apollo Overseas Partners VIII, L.P.	(14)	Buyouts	United States					10/12/2021	99,928	64,117

Aquiline Financial Services Fund, L.P. *	(7)	Buyouts	United States					12/31/2024	13,955	37,142

Arcline Capital Partners III LP		Buyouts	United States					6/30/2025	651,601	785,493

The accompanying notes are an integral part of this consolidated schedule of investments.

1

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value

Secondary Investments (continued)

Ares Private Credit Solutions (Cayman), L.P.	(14)	Debt/Credit	United States					7/8/2021	$14,975	$52,192

ASP Sec Fac 10 LP *		Buyouts	United States					9/30/2024	6,382,117	7,649,861

Astorg Normec Fund	(2)	Buyouts	Western Europe					9/24/2024	750,465	1,071,643

Aurora Equity Partners V A LP		Buyouts	United States					12/29/2025	1,254,637	1,557,673

Bain Capital Distressed and Special Situations 2016 (B), L.P. *	(14)	Debt/Credit	United States					7/9/2021	41,791	91,853

Bain Capital Europe Fund III, L.P. *	(2)(14)	Buyouts	Western Europe					7/13/2021	4,446	-

Bain Capital Middle Market Credit 2014 (A), L.P. *	(14)	Debt/Credit	United States					7/9/2021	16,564	44,310

BayPine Capital Partners Fund I-B, LP		Buyouts	United States					6/30/2025	136,668	180,961

Berkshire Fund IX, L.P.		Buyouts	United States					6/30/2021	2,054,589	2,633,106

Berkshire Fund VI, Limited Partnership *		Buyouts	United States					6/30/2021	39,675	14,292

Berkshire Fund VII, L.P. *		Buyouts	United States					6/30/2021	22,763	9,770

Berkshire Fund VII-A, L.P.	(14)	Buyouts	United States					6/30/2021	8,216	3,288

Berkshire Fund VIII, L.P. *		Buyouts	United States					6/30/2021	3,773,741	706,233

Berkshire Fund VIII-A, L.P. *		Buyouts	United States					9/3/2021	320,445	52,820

Berkshire Fund X, L.P. *		Buyouts	United States					9/30/2021	1,986,457	2,228,006

Broad Street Real Estate Credit Partners II Offshore Feeder Fund, L.P. *	(14)	Debt/Credit	United States					7/21/2021	6,167	526

Cairngorm Capital Partners III Annex, L.P	(2)	Buyouts	Western Europe					6/30/2025	2,061,138	-

Cairngorm Capital Partners III CoInvest C, L.P.	(2)	Buyouts	Western Europe					6/30/2025	1,068,725	-

Cairngorm Capital Partners III CoInvest D, L.P.	(2)	Buyouts	Western Europe					6/30/2025	732,354	-

Carlyle Asia Partners IV, L.P.	(3)(14)	Buyouts	United States					7/21/2021	121,913	17,831

Carlyle Europe Partners III, L.P. *	(2)(14)	Buyouts	United States					7/21/2021	1,323	1,133

Carlyle Partners V, L.P.	(14)	Buyouts	United States					7/21/2021	-	20,453

Carlyle Strategic Partners III, L.P.	(14)	Other	United States					7/21/2021	29,630	1,558

Carlyle Strategic Partners IV, L.P.	(14)	Buyouts	United States					7/21/2021	270,427	293,877

Carlyle U.S. Equity Opportunity Fund, L.P. *	(14)	Buyouts	United States					7/21/2021	3,049	991

Carlyle U.S. Equity Opportunity Fund II, L.P.	(3)(14)	Buyouts	United States					7/21/2021	146,537	121,001

CIVC SIB CF, L.P. *		Buyouts	The Americas					5/4/2023	3,390,635	4,783,225

Clayton Dubilier & Rice Fund X		Buyouts	United States					12/29/2025	1,191,911	1,521,463

The accompanying notes are an integral part of this consolidated schedule of investments.

2

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value

Secondary Investments (continued)

Clearlake Capital Partners VII, L.P. *		Buyouts	United States					7/1/2025	$449,954	$486,878

Clearstone Venture Partners III-A, L.P. *	(3)(7)	Buyouts	United States					12/31/2024	345,914	3,240,536

Columbia Capital Equity Partners IV (NON-US), L.P. *	(7)	Buyouts	United States					12/31/2024	-	51,709

Columbia Capital Equity Partners IV (QP), L.P. *	(7)	Buyouts	United States					12/31/2024	-	41,985

Columbia Capital Equity Partners IV (QPCO), L.P. *	(7)	Buyouts	United States					12/31/2024	-	313,558

CVC Capital Partners VII (A) L.P.	(2)(3)(11)	Buyouts	Western Europe					3/31/2023	1,929,739	1,762,815

CVC Capital Partners VII (A) L.P.	(2)(3)(10)	Buyouts	Western Europe					3/31/2023	853,389	827,732

CVC Capital Partners VIII (A) L.P.	(2)(11)	Buyouts	Western Europe					3/31/2023	664,326	794,856

CVC Capital Partners VIII (A) L.P.	(2)(10)	Buyouts	Western Europe					3/31/2023	709,066	886,463

CVI Credit Value Fund A V LP		Debt/Credit	United States					7/1/2025	645,570	638,288

Davidson Kempner Long-Term Distressed Opportunities International III LP *	(14)	Debt/Credit	United States					7/12/2021	-	9,930

Davidson Kempner Long-Term Distressed Opportunities International IV LP *	(14)	Debt/Credit	United States					7/12/2021	-	83,470

DPE Continuation Fund I Geschlossene Spezial-Investment GmbH & Co. KG *	(2)(5)	Buyouts	Western Europe					10/12/2022	2,128,645	3,054,576

Energy Capital Partners Mezzanine Opportunities Fund, LP *	(14)	Other	United States					7/8/2021	-	7,655

Flexpoint Fund II LP *	(3)	Buyouts	United States					12/29/2023	188,557	172,625

Flexpoint Fund III, L.P. *	(3)	Buyouts	United States					12/29/2023	876,685	855,726

Flexpoint Fund IV-B, L.P. *		Buyouts	United States					12/29/2023	1,519,680	2,157,087

Flexential Opportunity LP *		Buyouts	United States					12/30/2021	451,908	517,968

Flexpoint Overage Fund IV-B, L.P. *		Buyouts	United States					12/29/2023	469,735	553,188

Fortress Credit Opportunities Fund V Expansion (A) LP		Debt/Credit	United States					9/30/2025	673,520	700,162

Forward Ventures V LP *	(3)(7)	Buyouts	United States					12/31/2024	26,817	187,216

Francisco Partners IV-A, L.P.		Buyouts	United States					7/9/2025	94,666	88,851

Francisco Partners V, L.P.		Buyouts	United States					7/9/2025	197,342	228,535

Francisco Partners VI, L.P.		Buyouts	United States					7/9/2025	700,936	821,289

Francisco Partners VII, L.P.		Buyouts	United States					7/9/2025	283,289	308,303

Frazier Healthcare Growth Buyout Fund VIII PV, L.P.	(3)	Buyouts	United States					6/30/2025	199,037	170,777

Frazier Healthcare Growth Buyout Fund IX, L.P.	(3)	Buyouts	United States					6/30/2025	117,842	95,257

The accompanying notes are an integral part of this consolidated schedule of investments.

3

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value

Secondary Investments (continued)

Frazier Healthcare Growth Buyout Fund IX PV, L.P.	(3)	Buyouts	United States					6/30/2025	$591,351	$476,497

Frontenac XI Private Capital Limited Partnership		Buyouts	United States					12/29/2023	382,554	176,777

Frontenac XI Private Capital (Parallel) Limited Partnership		Buyouts	United States					12/29/2023	861,606	396,233

FS Equity Partners CV1, L.P.		Buyouts	United States					5/8/2025	3,327,731	3,981,335

GCM Grosvenor VCP II, L.P. *	(3)(14)	Other	United States					7/20/2021	37,164	25,752

Genstar Capital Partners VII LP		Buyouts	United States					12/29/2025	1,415,037	1,648,229

Genstar Capital Partners VIII BL		Buyouts	United States					12/29/2025	3,882,676	4,465,468

GI Partners Fund V LP		Buyouts	United States					12/30/2021	2,713,964	3,663,356

Graham Partners OptConnect Continuation Fund, L.P. *	(8)	Buyouts	United States					12/20/2022	3,397,698	5,138,659

GS Mezzanine Partners VII Offshore, L.P. *	(14)	Debt/Credit	United States					7/21/2021	47,000	138,192

GTCR Evergreen Fund I/C LP	(3)	Buyouts	United States					4/3/2023	3,087,636	5,054,581

GTCR Fund XIII, L.P. *		Buyouts	United States					3/31/2023	1,040,319	1,353,196

GTCR Oak Fund LP		Buyouts	United States					12/15/2025	8,435,321	8,435,321

HealthCare Ventures VIII, L.P. *	(3)(7)	Venture Capital	United States					12/31/2024	-	38,602

HG Capital 8 A L.P.	(2)	Buyouts	Western Europe					12/29/2025	1,719,502	1,952,888

HG Capital 8 D L.P.	(2)	Buyouts	Western Europe					6/30/2025	2,137,861	1,810,469

HG Genesis 9 B L.P.	(2)	Buyouts	Western Europe					6/30/2025	1,205,404	1,600,594

HG Mercury 3 B LP	(2)	Buyouts	Western Europe					6/30/2025	448,669	664,557

H.I.G. Middle Market Leveraged Buyout Fund IV, L.P.		Buyouts	United States					9/30/2025	197,789	221,918

H.I.G. Venture Partners II, L.P.	(3)(7)	Buyouts	United States					12/31/2024	183,938	322,870

Highland Capital Partners VII Limited Partnership *	(7)	Venture Capital	United States					12/31/2024	3,940	53,246

Highland Capital Partners VII-B Limited Partnership *	(7)	Buyouts	United States					12/31/2024	28,775	379,918

Highland Capital Partners VII-C Limited Partnership *	(7)	Buyouts	United States					12/31/2024	3,231	42,834

HPE Continuation Fund I C.V. *	(2)(4)	Venture Capital	Western Europe					11/18/2021	1,542,833	1,857,569

HPE PPRO Invest II B.V. *	(2)(4)	Venture Capital	Western Europe					2/9/2024	54,280	74,548

Inflexion Buyout Fund VI	(2)	Buyouts	Western Europe					7/2/2025	525,517	657,470

Intersouth Partners VI LP *	(7)	Buyouts	United States					12/31/2024	87,756	762,720

JMI Extended Value Fund, L.P. *		Buyouts	United States					12/22/2023	1,848,894	2,522,565

K2 Private Investors LP		Buyouts	United States					12/29/2025	1,477,034	1,687,415

K3 Private Investors LP		Buyouts	United States					12/29/2025	2,149,063	2,586,198

KarpReilly Capital Partners, L.P.	(7)	Buyouts	United States					12/31/2024	137,565	111,172

KSL Capital Partners V L.P.		Buyouts	United States					6/30/2025	168,650	195,029

KSL Capital IV Te L.P.		Other	United States					12/29/2025	2,341,338	2,664,897

The accompanying notes are an integral part of this consolidated schedule of investments.

4

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value

Secondary Investments (continued)

Madison Dearborn Capital Partners VII -A/B/Global		Buyouts	United States					9/30/2022	$1,270,594	$1,111,383

MC Private Equity IV-B, LP		Buyouts	United States					10/13/2022	1,725,780	1,927,123

MC Private Equity Partners I-A Feeder, LP		Buyouts	United States					3/31/2021	646,315	511,814

MC Private Equity Victoria Fund, LP *		Buyouts	United States					9/30/2022	3,189,602	4,366,946

M.D. Sass-Macquarie Financial Strategies LP *	(7)	Buyouts	United States					12/31/2024	13	536

MDCP Insurance SPV, L.P.		Buyouts	United States					5/5/2023	3,973,292	7,435,483

Menlo Ventures X, L.P. *	(7)	Venture Capital	United States					12/31/2024	7,646	118,885

MIC Capital Partners III Parallel (Cayman), LP *		Buyouts	United States					3/31/2021	808,793	959,791

MML Dorchester SCSp	(2)	Buyouts	Western Europe					12/5/2025	5,900,900	5,895,882

Monarch Capital Partners Offshore VI LP		Debt/Credit	United States					7/10/2025	1,179,478	1,258,365

Montagu V+ SCSp	(2)	Buyouts	Western Europe					12/2/2021	816,894	878,168

Montagu+ 2 SCSp	(2)	Buyouts	Western Europe					10/30/2025	9,110,524	9,190,740

Morgenthaler Partners VIII, L.P. *	(3)(7)	Buyouts	United States					12/31/2024	528,489	302,902

New Enterprise Associates 10, Limited Partnership *	(7)	Venture Capital	United States					12/31/2024	30,885	404,272

New Enterprise Associates 11, Limited Partnership *	(7)	Venture Capital	United States					12/31/2024	-	538,237

New Mountain Capital IV, L.P. *	(9)	Buyouts	United States					3/31/2023	190,981	85,202

New Mountain CAS Continuation Feeder, L.P. *		Buyouts	United States					9/22/2021	2,474,275	1,283,332

New Mountain Partners V, L.P.	(9)	Buyouts	United States					3/31/2023	368,553	367,806

New Mountain Partners VI, L.P.	(9)	Buyouts	United States					3/31/2023	716,353	1,106,549

North Bridge Venture Partners V-A, L.P.	(7)	Buyouts	United States					12/31/2024	441,023	510,692

North Bridge Venture Partners VI L P	(7)	Buyouts	United States					12/31/2024	456,037	363,103

Norvestor SPV III SCSp	(2)	Buyouts	Western Europe					7/11/2025	3,593,371	4,061,879

Oak Hill Capital Partners V, L.P. *	(3)	Buyouts	United States					8/10/2021	271,583	9,378

Oakley Capital Guinness B1 SCSp *	(2)	Buyouts	Western Europe					6/8/2023	2,107,606	3,430,165

Oaktree Mezzanine Fund IV, L.P.	(14)	Debt/Credit	United States					7/14/2021	6,187	3,376

Oaktree Opportunities Fund IX (Cayman), L.P.	(14)	Debt/Credit	United States					7/14/2021	660	140,401

Oaktree Opportunities Fund X, L.P.	(14)	Other	United States					7/14/2021	1,131	55,745

Oaktree Opportunities Fund Xb, L.P. *	(14)	Debt/Credit	United States					7/14/2021	68,842	246,772

The accompanying notes are an integral part of this consolidated schedule of investments.

5

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value

Secondary Investments (continued)

Odyssey Investment Partners Fund V, L.P.	(3)	Buyouts	United States					9/30/2025	$1,161,920	$1,610,085

Odyssey Investment Partners Fund VI-A, L.P.		Buyouts	United States					9/30/2025	12,866,930	14,885,374

Onex Partners V LP		Buyouts	United States					6/30/2025	590,881	671,377

Onex Partners Co-Investment Fund LP		Buyouts	United States					7/9/2025	29,264	29,264

Pamlico Capital IV LP		Buyouts	United States					12/29/2025	2,012,145	2,466,121

Panthera Growth I *	(3)	Venture Capital	Asia					6/23/2021	641,971	1,139,164

Panthera Growth II	(3)	Venture Capital	Asia					5/11/2023	45,547	71,640

Parthenon Investors VI Parallel, L.P.		Buyouts	United States					6/30/2025	673,098	750,625

Parthenon Investors V, L.P.	(3)	Buyouts	United States					6/30/2025	1,085,246	1,249,412

Peak Rock Capital Fund II LP		Buyouts	United States					7/1/2025	114,497	59,211

PEG Crescentspot U.S. Corporate Finance Fund, L.P. *	(7)	Buyouts	United States					12/31/2024	-	3,292

Pegasus WSJLL Fund, L.P. *	(3)	Buyouts	United States					12/14/2021	2,846,024	3,395,286

Permira VII *	(2)(10)	Buyouts	Western Europe					4/3/2023	274,851	425,796

Petershill II Offshore LP	(14)	Other	United States					7/21/2021	45,652	49,088

Petershill Private Equity LP	(14)	Other	United States					7/21/2021	36,409	49,342

Prospect Partners III Continuation Fund		Buyouts	United States					12/3/2021	12,265	1,698,384

PPC Fund II LP *		Buyouts	United States					12/30/2021	3,611,012	4,706,043

Procemsa Build-Up GP S.A R.L. *	(2)	Buyouts	Western Europe					11/15/2023	3,169,564	4,738,386

PSC Accelerator II (C), LP *	(2)	Buyouts	Western Europe					11/22/2023	5,070,070	8,117,638

PT2, L.P.		Buyouts	United States					12/31/2021	82,365	2,461,330

Redpoint Ventures III, LP *	(3)(7)	Venture Capital	United States					12/31/2024	191,689	281,939

Riverside Micro-Cap Fund VI, L.P.		Buyouts	United States					6/30/2025	260,433	276,497

Riverstone Global Energy & Power Fund V, L.P. *	(14)	Natural Resources	United States					7/8/2021	-	13,007

Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P.	(14)	Natural Resources	United States					7/8/2021	5,966	1,176

Riverwood Capital Partners L.P. *	(3)(14)	Buyouts	United States					7/6/2021	22,393	13,398

Riverwood Capital Partners II L.P.	(14)	Buyouts	United States					7/6/2021	269,061	261,393

Roark Capital Partners V (TE) LP	(9)	Buyouts	United States					12/30/2022	616,015	854,975

Roark Capital Partners VI (TE) LP	(9)	Buyouts	United States					12/30/2022	236,056	375,182

Rothwell Ventures I L.P.		Buyouts	United States					9/10/2021	1,888,180	2,597,609

The accompanying notes are an integral part of this consolidated schedule of investments.

6

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value

Secondary Investments (continued)

Sagamore China Partners III, L.P. *	(3)(13)	Venture Capital	Asia					3/30/2021	$1,697,341	$2,135,005

Sagamore China Partners IV, L.P. *	(3)(13)	Venture Capital	Asia					3/30/2021	2,129,314	2,373,339

Sandler Capital Partners V LP *	(3)(7)	Buyouts	United States					12/31/2024	283	695

Saturn Opportunity LP		Buyouts	United States					12/30/2021	600,586	1,281,497

SB Asia Investment Fund II L.P. *	(3)(7)	Venture Capital	Asia					12/31/2024	118,276	231,690

Serent Capital III, L.P. *	(3)	Buyouts	United States					9/30/2022	172,201	353,742

Serent Capital IV L.P. *		Buyouts	United States					9/30/2022	281,134	379,146

Seventh Cinven Fund (No. 1) Limited Partnership	(2)	Buyouts	Western Europe					7/3/2025	646,995	720,656

Sevin Rosen Fund IX L.P. *	(3)(7)	Buyouts	United States					12/31/2024	32,814	52,199

SK Capital Partners V-B, L.P *	(9)	Buyouts	United States					3/31/2023	1,066,676	841,058

TA Associates XI, L.P. *	(7)	Buyouts	United States					12/31/2024	6,452	29,862

TA Subordinated Debt Fund III L.P. *	(7)	Debt/Credit	United States					12/31/2024	211	885

TA XIV-A, L.P.		Buyouts	United States					12/30/2022	1,722,486	2,269,392

TDR Capital IV ‘A’ L.P.	(2)	Buyouts	Western Europe					6/30/2025	4,033,865	5,321,511

TDR Capital IV ‘A’ L.P.	(2)(9)	Buyouts	Western Europe					3/31/2023	853,232	1,399,979

Tenzing Belay L.P.	(2)	Buyouts	Western Europe					6/30/2025	982,256	1,264,657

Tenzing Private Equity I LP	(2)	Buyouts	Western Europe					6/30/2025	514,553	721,329

Tenzing Private Equity II LP	(2)	Buyouts	Western Europe					6/30/2025	2,110,306	3,226,405

The Resolute III Continuation Fund, L.P. *	(12)	Buyouts	United States					9/27/2024	3,397,305	3,488,848

The Sixth Cinven Fund LP	(2)(3)	Buyouts	Western Europe					7/3/2025	399,524	298,201

Thoma Bravo XIII-A		Buyouts	United States					7/3/2025	649,412	728,117

Thoma Bravo Fund XIV-A, L.P.	(9)	Buyouts	United States					3/31/2023	974,846	1,287,880

U.S. Venture Partners IX, L.P. *	(7)	Venture Capital	United States					12/31/2024	17,340	188,652

Vitruvian Investment Partnership III *	(2)	Buyouts	Western Europe					12/30/2022	2,614,230	3,627,574

Water Street Orion Fund Parallel, L.P. *		Buyouts	United States					12/31/2021	4,408,896	5,498,818

WestCap Strategic Operator Fund, L.P.	(6)	Venture Capital	United States					4/14/2022	1,602,368	1,144,403

WestCap Strategic Operator Fund II, L.P.	(6)	Venture Capital	United States					5/31/2022	424,807	472,262

WESTCAP STUB, LLC *	(6)	Venture Capital	United States					4/14/2022	265,449	115,225

WestCap VG, LLC *	(6)	Venture Capital	United States					4/14/2022	30,471	13,652

Wynnchurch Capital Partners IV LP		Buyouts	United States					12/29/2025	1,328,293	1,651,213

Total Secondary Investments									215,812,783	263,016,756

The accompanying notes are an integral part of this consolidated schedule of investments.

7

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value

Private Credit Investments - 2.7% (18)

Fastener Distribution Holdings *	(3)	Debt/Credit	United States	Common Equity			24	10/2/2023	$84,673	$230,311

Four Seasons	(3)(17)	Debt/Credit	United States	Term Loan	1M SOFR + 5.50%	11/18/2028	4,406,524	4/4/2023	4,361,208	4,406,524

Four Seasons	(3)(17)	Debt/Credit	United States	First Amendment Term Loan	1M SOFR + 5.50%	11/18/2028	392,191	4/19/2024	392,191	392,191

Four Seasons *	(3)	Debt/Credit	United States	Class A Common Units			209	4/4/2023	209,228	244,776

Portfolio Group	(3)(17)	Debt/Credit	United States	Term Loan	6M SOFR + 6.00%	6/2/2026	1,541,875	6/22/2022	1,538,878	1,537,881

Symplr	(3)(16)(17)	Debt/Credit	United States	Fourth Amendment Term Loan	3M SOFR + 10.00%	12/22/2028	5,987,281	5/15/2024	5,878,902	5,987,282

Tank Holding	(3)(17)	Debt/Credit	United States	Term Loan	1M SOFR + 6.00%	3/31/2028	1,376,528	5/26/2023	1,357,312	1,376,528

Total Private Credit Investments									13,822,392	14,175,493

Co-Investments - 33.7% (1)(18)

ACP Ukulele Co-Invest LP *		Buyouts	United States	LP interest				3/4/2024	3,056,771	4,757,831

Adams Street Apos Co-Inv. Aggregator LP	(2)	Buyouts	Western Europe	LP interest				7/16/2021	689,437	1,137,342

Adams Street Ocean AK Co-Inv. Aggregator LP		Buyouts	Asia	LP interest				6/28/2021	270,208	266,916

Adams Street Synthesis Co-Inv. Aggregator LP	(2)	Buyouts	Western Europe	LP interest				5/27/2021	493,385	540,044

AEA EXC CF LP *		Buyouts	United States	LP interest				8/11/2022	2,138,959	2,285,886

Altor I Co-Invest AB *	(2)	Buyouts	Western Europe	LP interest				12/29/2023	2,298,159	3,044,786

Amalfi Invest Collective S.C.A	(2)	Buyouts	Western Europe	LP interest				2/28/2023	1,641,372	6,163,834

ASP Corp Fac 1 Inc.	(3)	Buyouts	United States	LLC interest				6/29/2022	668,923	1,636,017

ASP Co-Inv Fac 1 LP		Buyouts	Asia	Ordinary Shares			6,176	4/11/2022	621,369	2,019,910

ASP Co-Inv Fac 2 LP	(2)(3)	Buyouts	Western Europe	LP interest				8/1/2022	1,705,285	3,039,256

Astorg Normec Fund	(2)	Buyouts	Western Europe	LP interest				9/23/2024	749,973	1,071,643

Astorg VIII Co-Invest Acturis *	(2)(3)	Buyouts	Western Europe	LP interest				10/17/2024	6,372,321	8,710,887

Astorg VIII Co-Invest Corden Fac	(2)(3)	Buyouts	Western Europe	LP interest				8/1/2022	78,718	78,714

Astro Co-Invest, L.P.		Buyouts	United States	LP interest				6/26/2025	5,715,200	6,399,979

BAH Co-Investor, L.P. *	(3)	Buyouts	United States	LP interest				10/11/2022	1,600,053	2,508,316

BC Partners Dory Co-Investment LP *		Buyouts	United States	LP interest				10/25/2023	2,411,088	3,127,040

BEHP Co-Investor II, L.P.	(3)	Buyouts	United States	LP interest				4/14/2022	705,693	2,228,736

Bigtincan Holdings (Cayman) Limited Partnership	(3)	Buyouts	United States	LP interest				8/25/2025	6,890,000	6,890,000

BW Colson Co-Invest, L.P.		Buyouts	United States	LP interest				2/25/2021	507,196	1,025,228

CMC Tarzan, L.P. *		Buyouts	Asia	LP interest				6/14/2021	737,400	361,471

The accompanying notes are an integral part of this consolidated schedule of investments.

8

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value

Co-Investments (continued)

Emerald Technologies Holdings, L.P.	(3)	Buyouts	United States	LP interest				4/13/2022	$676,162	$673,111

Espresso Opportunity LP		Buyouts	United States	LP interest				8/26/2025	2,998,531	3,546,227

Ethos Capital Digital Infrastructure LP	(3)	Buyouts	United States	LP interest				12/15/2025	8,301,533	8,301,532

Evolution Parent, LP		Buyouts	United States	LP interest				6/11/2021	679,153	1,398,874

FH KH Parent, L.P.	(3)	Buyouts	United States	LP interest				1/29/2025	9,388,495	11,179,576

FS NU Investors, LP *	(3)	Buyouts	United States	LLC interest				8/11/2022	1,629,092	1,447,306

Goldeneye Holdings Parent, LP *	(3)	Buyouts	United States	LP interest				7/1/2021	7,005,308	8,106,260

HG Lighthouse Co-Invest L.P. *	(2)	Buyouts	United States	LP interest				5/27/2022	830,792	1,074,508

JMI PCC Holdings, L.P. *		Buyouts	The Americas	LP interest				5/3/2022	887,884	1,159,663

Keensight Actico Coinvestment SLP	(2)	Buyouts	Western Europe	LP interest				6/25/2025	3,984,382	3,964,038

Kelso XI Heights Co-Investment (DE), L.P. *		Buyouts	United States	LP interest				8/22/2022	1,038,099	1,022,023

Kenco PPC Blocker LLC		Buyouts	United States	LLC interest				11/14/2022	1,132,374	3,527,469

Magenta Blocker Aggregator LP *		Buyouts	United States	LP interest				7/23/2021	468,528	576,994

MDCP Co-Investors (Jade III), L.P.	(2)	Buyouts	Western Europe	LP interest				6/25/2025	6,807,086	7,638,534

MDCP Co-Investors (Tango), L.P. *		Buyouts	Western Europe	LP interest				5/26/2022	943,070	1,922,260

Menlo Ridgeview CoInvest LLC		Buyouts	United States	LLC interest				5/16/2025	7,162,793	6,903,232

NC Ocala Co-Invest Beta, L.P. *		Buyouts	United States	LP interest				11/19/2021	1,102,222	1,477,562

NMSEF I Aggregator, L.P. *		Buyouts	United States	LP interest				11/10/2021	454,078	861,548

NMSEF I Holdings VII, L.P. *		Buyouts	The Americas	LP interest				8/7/2024	3,383,102	3,971,913

NT SPV 14 *		Buyouts	Asia	Ordinary Shares			600,000	1/9/2023	601,450	1,337,304

Oakley Capital Guinness B1 SCSp *	(2)	Buyouts	Western Europe	LP interest				6/8/2023	2,103,023	3,423,516

Oakley Capital V Co-Investment (A) SCSp *	(2)	Buyouts	Western Europe	LP interest				12/9/2022	1,434,467	2,003,480

Odyssey Investment Partners VI Mercalis CoInvest, LP		Buyouts	United States	LP interest				5/27/2025	8,042,946	7,994,640

Partners Group Client Access 34, L.P. Inc. *		Buyouts	United States	LP interest				4/15/2021	209,797	272,541

PPC CHG Blocker LLC *		Buyouts	United States	LLC interest				12/9/2021	1,203,735	1,965,665

PSC Stanley Coinvest, LP *		Buyouts	United States	LP interest				9/26/2023	2,149,258	3,208,403

SLP EGF III Co-Investment Fund		Buyouts	Western Europe	LP interest				6/14/2021	516,499	508,823

SLP Valor Co-Invest, L.P. *		Buyouts	United States	LP interest				5/28/2024	2,617,517	4,793,351

Special Packaging Solutions Opportunities S.C.A *	(2)	Buyouts	Western Europe	LP interest				11/18/2021	610,807	1,274,267

STG Bravo, L.P. *		Buyouts	United States	LP interest				4/13/2021	12,049	106,687

STG Mercury, L.P. *		Buyouts	United States	LP interest				5/26/2023	2,152,292	2,381,021

The accompanying notes are an integral part of this consolidated schedule of investments.

9

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value

Co-Investments (continued)

Stichting Administratiekantoor Ristretti Co-Investment (Expereo) *	(2)(3)	Buyouts	Western Europe	Depository Receipts			420,380	4/23/2021	$511,564	$454,210

TA ID Aggregator, L.P. *		Buyouts	United States	LP interest				3/1/2021	270,065	349,846

TidalWave		Buyouts	United States	LP interest				6/2/2023	2,051,023	2,605,199

Vector Solstice Co-Investment, L.P.	(3)	Buyouts	United States	LP interest				9/26/2025	12,000,000	12,000,000

Verdane P Co-Invest AB *	(2)	Buyouts	Western Europe	LP interest				3/30/2022	863,427	401,836

24PT Co-Investment Limited Partnership *		Buyouts	United States	LP interest				11/5/2024	4,885,909	5,482,073

Total Co-Investments									140,460,022	176,609,328

Growth Equity Investments - 17.0% (1)(18)

Altruist Corp (Growth Equity) *	(3)	Venture Capital	United States	Series D			605,421	3/17/2023	3,809,681	5,087,980

Altruist Corp (Growth Equity) *	(3)	Venture Capital	United States	Series E			237,915	2/14/2024	2,196,719	2,195,955

BillionToOne, Inc. *		Growth	United States	Common			246,939	11/6/2025	6,913,966	20,209,489

Cyberhaven, Inc. *	(3)	Growth	United States	Series C			4,988,147	4/25/2024	5,201,260	10,576,658

Cyberhaven, Inc. *	(3)	Growth	United States	Series D			349,154	12/23/2024	649,392	740,331

Dispatchhealth Holdings, Inc. *	(3)	Growth	United States	Series E			5,202	11/1/2022	6,089,703	6,317,498

Dispatchhealth Holdings, Inc.	(3)	Growth	United States	Convertible Promissory Note				5/23/2025	172,198	344,397

Dispatchhealth Holdings, Inc.	#(3)	Growth	United States	Warrants			1	5/23/2025	-	43,720

DL Inv Aggregator Fund LP *	(3)	Venture Capital	The Americas	Series A-7			2,808	10/8/2021	459,515	338,303

Dremio Corporation *	(3)	Venture Capital	United States	Series E			168,576	1/18/2022	1,439,048	1,435,930

Homeward, Inc. *	(3)	Venture Capital	United States	Series C-2			4,415,251	5/14/2021	4,998,545	5,457,692

Homeward, Inc. *	(3)	Venture Capital	United States	Convertible Promissory Note			819,287	9/18/2025	819,287	837,962

Homeward, Inc. - expire 7/28/2033, $0.001 *	#(3)	Venture Capital	United States	Series B Preferred Warrant			385,012	5/14/2021	-	2,925,244

Homeward, Inc. *	#(3)	Venture Capital	United States	Series C-1 Preferred Warrants			295,612	9/18/2025	-	456,750

Homeward, Inc. *	(3)	Venture Capital	United States	Series C-1			259,819	5/14/2021	401,446	401,446

Homeward, Inc. *	(3)	Venture Capital	United States	Series B			210,588	5/14/2021	1,600,018	1,600,006

Homeward, Inc. - expire 8/30/2034, $0.01 *	#(3)	Venture Capital	United States	Common Stock Warrant			41,790	5/14/2021	-	27,556

Level AI *	(3)	Venture Capital	United States	Series C			671,542	6/26/2024	1,008,460	1,124,206

Nomad Health, Inc. *	(3)	Venture Capital	United States	Series BB-1			73,786	5/27/2022	41,254	9,391

Nomad Health, Inc. *	(3)	Venture Capital	United States	Series AAA Preferred			83,284	9/30/2025	34,814	34,814

Nomad Health, Inc. *	(3)	Venture Capital	United States	Series CC-1			39,483	5/27/2022	520,680	-

Nomad Health, Inc. *	(3)	Venture Capital	United States	Series AA-1			36,893	5/27/2022	20,627	51,567

The accompanying notes are an integral part of this consolidated schedule of investments.

10

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value

Growth Equity Investments (continued)

Nomad Health, Inc. *	#(3)	Venture Capital	United States	Series AAA - Preferred Warrants			22,123	9/30/2025	$-	$9,248

Nomad Health, Inc. *	(3)	Venture Capital	United States	Common			18,980	5/27/2022	250,298	-

Orca Security, Ltd. *	(3)	Venture Capital	Asia	Seed			51,360	8/27/2021	505,753	334,329

Orca Security, Ltd. *	(3)	Venture Capital	Asia	Ordinary Shares			20,545	8/27/2021	202,478	133,738

Orca Security, Ltd. *	(3)	Venture Capital	Asia	Series C-1			20,345	8/27/2021	243,889	243,187

Orca Security, Ltd. *	(3)	Venture Capital	Asia	Series A			15,055	8/27/2021	148,198	98,001

Orca Security, Ltd. *	(3)	Venture Capital	Asia	Series B			11,855	8/27/2021	116,698	77,170

Orca Security, Ltd. *	(3)	Venture Capital	Asia	Series C-2			6,184	12/5/2025	45,335	68,002

Orca Security, Ltd. *	#(3)	Venture Capital	Asia	Warrants			1	12/5/2025	-	49,186

Plutus Financial Holdings, Inc. (ABRA) *	(3)	Venture Capital	United States	Common			17,468	12/1/2025	-	122,217

Plutus Financial Holdings, Inc. (ABRA) *	(3)	Venture Capital	United States	Series D-1			5,865	12/1/2025	41,699	41,329

Plutus Financial Holdings, Inc. (ABRA) *	(3)	Venture Capital	United States	Series C			63,006	10/6/2021	443,498	440,897

Poolside, Inc. *	(3)	Venture Capital	Western Europe	Series B			26,245	7/10/2024	2,003,926	4,400,006

Reify Health, Inc. *	(3)	Venture Capital	United States	Series C			139,040	6/9/2021	746,479	876,165

Reify Health, Inc. *	(3)	Venture Capital	United States	Series Seed			67,500	6/28/2021	361,782	425,353

Reify Health, Inc. *	(3)	Venture Capital	United States	Common			25,464	12/3/2021	76,458	160,462

Remote Technology, Inc. *	(3)	Venture Capital	United States	Series B			25,965	7/15/2021	1,047,793	2,908,251

Remote Technology, Inc. *	(3)	Venture Capital	United States	Series C			4,601	5/4/2022	441,193	515,342

Truehold *	(3)	Venture Capital	United States	Series C			568,397	8/28/2024	5,736,357	7,993,462

Turquoise Health Co. *	(3)	Venture Capital	United States	Series B			351,555	12/22/2023	3,321,166	4,120,400

Turquoise Health Co. *	(3)	Venture Capital	United States	SAFE				9/18/2025	291,309	323,673

Welbe Health, LLC	(3)	Growth	United States	LLC interest				11/29/2021	3,250,619	5,705,748

Total Growth Equity Investments									55,651,541	89,263,061

Total Investments - 106.1% (18)									$436,998,177	$555,914,331

Cash and cash equivalents - 0.7% (18)

State Street Institutional Treasury Plus Money Market Fund - Premier Class	(15)	Cash Equivalent	United States		3.74%		3,583,022		$3,583,022	$3,583,022

Total investments and cash equivalents - 106.8% (18)									440,581,199	559,497,353

Liabilities in excess of other assets - (6.8)% (18)										(35,343,760)

Total Net Assets - 100% (18)										$524,153,593

The accompanying notes are an integral part of this consolidated schedule of investments.

11

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited) (Continued)

Investment Purpose allocation	Cost	Fair Value	% of Investments, at Fair Value
Buyouts	$346,736,789	$423,813,375	76.2%
Debt/Credit	16,938,727	18,087,479	3.3%
Growth	22,277,138	43,937,841	7.9%
Natural Resources	5,966	14,183	0.0%
Venture Capital	48,548,233	67,206,853	12.1%
Other	2,491,324	2,854,600	0.5%

Total Investments	$436,998,177	$555,914,331	100.0%

Geographic allocation	Cost	Fair Value	% of Investments, at Fair Value
Asia	$8,125,227	$10,940,052	2.0%
The Americas (excluding United States)	8,121,136	10,253,104	1.8%
United States	315,198,890	399,237,222	71.8%
Western Europe	105,552,924	135,483,953	24.4%

Total Investments	$436,998,177	$555,914,331	100.0%

*	Non-income producing.

**	Geographic Region generally reflects the location of the investments and may be different from where the underlying portfolio company assets are located.

***	Acquisitions prior to April 1, 2025 reflect acquisitions by the Predecessor Fund (as defined in Note 1). See Note 1 for additional information.

#	Warrants with zero or nominal cost were acquired as part of a follow-on financing. Warrants are convertible to equity subject to various conditions upon the occurrence of future financing events.

(1)

Primary Investments, Secondary Investments, Co-Investments and Growth Equity Investments (each as defined in Note 1) are generally issued in private placement transactions and as such are generally restricted as to resale.

(2)	Investment interest denominated in foreign currency; cost includes the impact of exchange rate differences from actual draws and distributions.

(3)	These investments are characterized as Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs.

(4)	Invests through ASP Herengracht Facilitation Ltd, holding a 4.15% ownership interest.

(5)	Invests through ASP Sec Corp 1 S.à r.l., holding a 4.65% ownership interest.

(6)	Invests through ASP Sec Fac 1 LP, holding a 4.76% ownership interest.

(7)	Invests through ASP Sec Fac 11 LP, holding a 14.29% ownership interest.

(8)	Invests through ASP Sec Fac 3 LP, holding a 10.95% ownership interest.

(9)	Invests through ASP Sec Fac 4 LP, holding a 6.20% ownership interest.

(10)	Invests through ASP Sec Fac 5 LP, holding a 6.89% ownership interest.

(11)	Invests through ASP Sec Fac 7 LP, holding a 3.09% ownership interest.

(12)	Invests through ASP Sec Fac 9 LP, holding a 5.45% ownership interest.

(13)	Invests through ASP Stitch Facilitation LP, holding a 6.94% ownership interest.

(14)	Invests through ASP Ursus Facilitation LP, holding a 8.65% ownership interest.

(15)	The rate shown is the annualized seven-day yield as of December 31, 2025.

(16)	The stated interest rate includes 4.00% PIK.

(17)	As of December 31, 2025, the following reference rates were in effect: 1M SOFR - 1 Month SOFR was 3.72%; 3M SOFR - 3 Month SOFR was 3.84%; 6M SOFR - 6 Month SOFR was 3.60%.

(18)	Shown as a percentage of net assets.

The accompanying notes are an integral part of this consolidated schedule of investments.

12

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

1. ORGANIZATION

Adams Street Private Equity Navigator Fund LLC (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is the successor to Adams Street Global Private Markets Fund LP (the “Predecessor Fund”), a Cayman Islands exempted limited partnership that was organized on November 30, 2020 and commenced operations on February 2, 2021. On March 26, 2025, the Fund converted to a Delaware limited liability company, and on April 1, 2025, the Fund registered under the 1940 Act (the “Conversion”). ASP GPM GP Management LP served as the general partner for the Predecessor Fund and as the managing member for the Fund until the Conversion.

The Fund is managed and advised by Adams Street Advisors, LLC (the “Adviser”), a subsidiary of Adams Street Partners, LLC (“Adams Street”). The Adviser is registered as an investment advisor under the Investment Advisers Act of 1940, as amended.

The Fund’s investment objective is to seek attractive long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a broad portfolio of global private markets investments. The Fund may gain access to private markets investments through a number of different approaches, including: (i) primary and secondary investments in private funds, holding vehicles or other investment vehicles managed by unaffiliated third-party managers (“Portfolio Funds”) (such, investments, “Primary and Secondary Investments”) and (ii) direct investments in the equity and/or debt of private companies, including growth equity investments, co-investments and private credit investments (“Direct Investments”). Primary Investments are investments in an original issuance of a Portfolio Fund which has yet to invest a substantial portion of its capital in underlying portfolio companies. Secondary Investments are investments through a secondary purchase of a Portfolio Fund or the substantive equivalent based on underwriting of identified funds/portfolio companies. A “Growth Equity Investment” is an equity or equity-like investment in an identified portfolio company. A “Co-Investment” is an investment in a Portfolio Fund or sponsored transaction that is intended to invest in an identified buyout, growth equity or other alternative asset transaction, generally made alongside a private fund sponsor. A “Private Credit Investment” is an investment in senior and/or subordinated debt that is secured and/or unsecured and, potentially as a component of the transaction, preferred or common equity, warrants and other securities offered in connection with such Private Credit Investment.

The Fund also invests a portion of its assets in a portfolio of liquid assets, including: cash and cash equivalents; short-term, high-quality, liquid debt securities and other credit instruments; and other investment companies, including money market funds and exchange traded funds.

Investments in the Fund may be made only by eligible investors that are “qualified clients” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

Valuation

The Fund values its investments at fair value in accordance with ASC Topic 820-10, Fair Value Measurements and Disclosures (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the consolidated statement of assets and liabilities.

Rule 2a-5 under the 1940 Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC adopted related recordkeeping requirements and rescinded previously issued guidance,

13

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.

Certain investments in Portfolio Funds and Direct Investments are valued based on the latest net asset value (“NAV”) reported by the Portfolio Fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private investment is calculated in a manner consistent with ASC 946. If the NAV of an investment in a Portfolio Fund or Direct Investment is not available at the time the Adviser is calculating the Fund’s NAV, the most recently provided valuation information about such investment will typically be adjusted by the Adviser pursuant to the Adviser’s valuation procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Fund or Direct Investment. For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments), the fair value will be determined in good faith by the Adviser. In determining the fair values of these investments, the Adviser will apply generally accepted valuation approaches and methods for fair value measurement. The approaches that may be utilized include, but are not limited to, (i) a market approach, which uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business), or (ii) an income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The foregoing approaches are not exhaustive, and other methodologies may be employed as appropriate. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies, investment sponsors or other business counterparties.

A valuation committee consisting of senior personnel of the Adviser reviews and approves the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation positive assurance services for Direct Investments.

The Fund values portfolio securities for which market quotations are readily available at the last reported sales price or official closing price on the primary market or exchange on which they trade. Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange. The values of such securities used in computing the Fund’s NAV are determined as of such times.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Pursuant to Rule 2a-5, the board of directors of the Fund (the “Board”) has selected the Adviser as the “valuation designee” (as defined in Rule 2a-5) to perform fair value determinations in good faith for investments held by the Fund without readily available market quotations, subject to the oversight of the Board (in such capacity, the “Valuation Designee”). The Valuation Designee is responsible for developing and implementing the valuation processes and procedures for the Fund’s investments, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

3. FAIR VALUE MEASUREMENTS

The Fund records its investments at fair value in accordance with accounting principles generally accepted in the United States of America. Fair value is the price that would be received upon the sale of an investment in an orderly transaction between market participants at the measurement date.

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Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

The investments fall into one of the following three categories within the fair value hierarchy of inputs:

•	Level 1 - inputs reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 1 investments held by the Fund typically consist of public stock positions distributed from Primary and Secondary Investments or held as a result of an initial public offering of a Direct Investment as well as cash equivalents held as money market funds. Management does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

•

Level 2 - inputs include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability other than quoted prices, either directly or indirectly, including inputs in markets that are not considered to be active.

Level 2 investments held by the Fund may consist of public stock positions where the valuation is adjusted to reflect illiquidity and/or non-transferability.

•	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Level 3 investments held by the Fund typically consist of other investments that are not measured at net asset value (“NAV”). When observable prices are not available, management uses valuation techniques for which sufficient and reliable data is available. The valuation of nonmarketable privately-held investments require significant judgment by management due to the absence of quoted market values, inherent lack of liquidity, changes in market conditions and the long-term nature of such assets. Such investments are valued initially based upon the transaction price. Valuations are reviewed quarterly utilizing available market data and additional factors to determine if the carrying value of these investments should be adjusted. Market data includes observations of the trading multiples of public companies considered comparable to the private companies being valued. Valuations are adjusted to account for company-specific issues, the lack of liquidity inherent in a non-public investment and the fact that comparable public companies are not identical to the companies being valued. In addition, a variety of additional factors are reviewed by management, including, but not limited to, estimates of liquidation value, prices of recent transactions in the same or similar issuer, current operating performance and future expectations of the particular investment, changes in market outlook and the financing environment. In determining valuation adjustments, emphasis is placed on market participants’ assumptions and market-based information over entity specific information.

The Fund measures the fair value of its investments in Portfolio Funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, a fair value determination is made under procedures established by and under the general supervision of the Adviser. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be that market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to management’s perceived risk of that investment.

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Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of December 31, 2025:

Fair Value Measurements as of December 31, 2025

Investment	Level 1	Level 2	Level 3	Total
Primary Investments	$-	$-	$-	$-
Secondary Investments	-	-	26,980,451	26,980,451
Private Credit Investments	-	-	14,175,493	14,175,493
Co-Investments	-	-	67,253,921	67,253,921
Growth Equity Investments	20,209,489	-	69,053,572	89,263,061
Cash equivalent	3,583,022	-	-	3,583,022

Total	$23,792,511	$-	$177,463,437	$201,255,948

The Fund held Primary Investments, Secondary Investments and Co-Investments with a fair value of $12,849,693, $236,036,305 and $109,355,407 respectively, which are excluded from the fair value hierarchy as of December 31, 2025, in accordance with ASC 820-10 as investments in underlying funds valued at net asset value, as a “practical expedient” are not required to be included in the fair value hierarchy.

The classification of an investment as Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. However, Level 3 financial investments typically include, in addition to unobservable or Level 3 inputs, observable inputs (that is, inputs that are actively quoted and can be validated to market sources).

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Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

The following table shows a reconciliation of Level 3 investments during the period:

	Secondary Investments	Private Credit	Co- Investment	Growth Equity	Total
Balance as of March 31, 2025	$-	$18,962,231	$21,370,253	$79,534,292	$119,866,776
Transfers into Level 3	26,263,245	-	9,915,112	-	36,178,357
Transfers out of Level 3	-	-	-	(9,741,363)	(9,741,363)
Purchases of Investments	5,386,443	-	29,664,475	1,362,943	36,413,861
Amortization of Discounts	-	113,308	-	-	113,308
Payment-in-kind	-	195,630	-	-	195,630
Sales/Paydowns/Distributions Received	(3,128,964)	(5,150,079)	(408,310)	-	(8,687,353)
Net Realized Gains (Losses)	25,984	-	-	-	25,984
Net Change in Unrealized Appreciation (Depreciation)	(1,566,257)	54,403	6,712,391	(2,102,300)	3,098,237

Balance as of December 31, 2025	$26,980,451	$14,175,493	$67,253,921	$69,053,572	$177,463,437

Net Change in Unrealized Appreciation (Depreciation) on investments held at December 31, 2025	$(1,566,257)	$20,854	$6,712,391	$(2,281,987)	$2,885,001

The Fund had investments that transferred out of Level 3 valued at $9,741,363. The transfer out of Level 3 was due to the investment’s public listing during the period as its fair value is now based on quoted prices in an active market. Transfers into Level 3, if any, may represent distributions of privately-traded stock from the limited partnership investments and privately-held investments not measured at net asset value. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The following table provides a summary of valuation techniques and quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of December 31, 2025:

Investment Type	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average by Fair Value)
Secondary Investments	$26,980,451	Adjusted Reported NAV	Fair Value Adjustments	N/A
Private Credit
Common stock	$475,087	Market Approach	EBITDA Multiple	11.3x - 11.7x (11.5x)
Term loans	$13,700,406	Income Approach	Market Interest Rate	8.97% - 13.87% (11.72%)
Co-Investment
Depository Receipts	$454,210	Market Approach	Gross Profit Multiple	0.89x (0.89x)
LLC Interest	$3,083,323	Market Approach Recent Financings	MOIC N/A	0.89x (0.89x) N/A
LP Interest	$63,716,388	Market Approach Recent Financings	MOIC N/A	1.1x - 2.57x (1.40x) N/A
Growth Equity
LLC Interest	$5,705,748	Market Comparables	Revenue Multiple	10.84x (10.84x)
Preferred Shares	$59,428,951	Market Comparables Recent Financings	Revenue Multiple N/A	2.69x -19.86x (9.75x) N/A
Warrants	$3,502,456	Market Comparables	Revenue Multiple	2.69x - 11.79x (2.90x)
Common Shares	$416,417	Recent Financings Market Comparables	N/A Revenue Multiple	N/A 8.18x - 11.79x (9.83x)

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Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

Four of the valuation techniques used in Level 3 of the fair value hierarchy utilize unobservable inputs developed by management in determining the fair value of the Fund’s investments. These are detailed below:

•	Income Approach – fair value is determined based on an analysis of the contractual yield earned on the investment with a comparable market rate.

•	Market Approach – investments are valued based on recent transactions, adjusted as necessary for any changes in unobservable inputs, market conditions and other similar transactions.

•	Market Comparables – market data includes observations of the trading multiples of public companies considered comparable to the private companies being valued.

•	Recent Financings – may include fair value indications based on a round of financing in which the Fund may or may not have participated.

The significant unobservable inputs used in the fair value measurement of the privately held securities are revenue multiple, EBITDA multiple, net income multiple, discount for lack of marketability, expected percentage of escrow, price per share in a recent round of financing, potential bids, assessment of credit quality, and comparable market rates. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

While management believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methodologies or assumptions to estimate the fair value of investments in nonmarketable privately-held investment funds could result in a different estimate of fair value at the reporting date. Those fair value estimates, including those carried at net asset value, may differ significantly from the values that would have been determined had a readily available market for such investments existed, or had such investments been liquidated or sold to non-affiliated investors, and these differences could be material to the consolidated financial statements.

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